Income Tax (Tables)	12 Months Ended
Mar. 31, 2024
Income Tax [Abstract]
Schedule of (Loss) Income before Income Tax Expense	(Loss) income before income tax expense is attributable to the following tax jurisdictions:
	For the years ended March 31,
	2024	2023	2022
	$’000	$’000	$’000

Hong Kong	1,559	1,358	(979)
Cayman Islands	(5,960)	(9)	-
(Loss) income before income tax expense	(4,401)	1,349	(979)

Schedule of Reconciliation the Statutory and Effective Tax Expenses	The following tables provide the reconciliation of the differences between the statutory and effective tax expenses for the years ended March 31, 2024, 2023 and 2022.
	For the years ended March 31,
	2024	2023	2022
	$’000	$’000	$’000

(Loss) income before income tax expense	(4,401)	1,349	(979)

Tax at Hong Kong statutory tax rate of 16.5%	(726)	223	(162)
Effect of tax-exempt for the Company incorporated in Cayman Islands	984	1	-
Tax effect on non-assessable income	-	(8)	-
Tax effect on non-deductible expenses	60	53	4
Tax effect on deductible temporary differences	(2)	6	17
Tax effect on tax losses not recognized	-	-	141
Tax effect of utilization of tax losses previously not recognized	(140)	(275)	-
Tax concession	(21)	-	-
Income tax expense	155	-	-

Schedule of the Deferred Tax Assets	The following table sets forth the significant components of the deferred tax assets of the Company as of March 31, 2024 and 2023:
	As of March 31,
	2024	2023
	$’000	$’000

Deferred tax assets, net:
Net operating loss carryforwards	-	140
Less: valuation allowance	-	(140)
Deferred tax assets, net:	-	-

Schedule of Movement of Valuation Allowance	The movement of valuation allowance is as follows:
	As of March 31,
	2024	2023
	$’000	$’000

Beginning balance	140	415
Operating loss utilized	(140)	(275)
Ending balance	-	140